Schedule of Assets Held at End of Year (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets Held at End of Year

Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)

December 31, 2025

EIN: 84-1259577

Plan Number: 003

(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value		(d) Cost **	(e) Current Value
	Employer Securities:
*	Aimco common stock	17,594	shares		$104,508
*	Interest-bearing cash account				1,119

	Mutual Funds:
*	Fidelity 500 Index Fund	17,496	shares		4,159,124
*	Fidelity Extended Market Index Fund	1,590	shares		160,051
*	Fidelity Freedom 2010 Fund	6,182	shares		90,629
*	Fidelity Freedom 2015 Fund	528	shares		6,349
*	Fidelity Freedom 2020 Fund	8,301	shares		126,427
*	Fidelity Freedom 2030 Fund	12,623	shares		245,131
*	Fidelity Freedom 2035 Fund	4,174	shares		73,631
*	Fidelity Freedom 2040 Fund	17,226	shares		229,277
*	Fidelity Freedom 2045 Fund	11,934	shares		189,042
*	Fidelity Freedom 2050 Fund	41,682	shares		672,336
*	Fidelity Freedom 2055 Fund	7,246	shares		135,784
*	Fidelity Freedom 2060 Fund	34,646	shares		597,295
*	Fidelity Freedom 2065 Fund	3,269	shares		51,587
*	Fidelity Freedom Retirement Fund	478	shares		5,375
*	Fidelity Growth Company Fund	30,514	shares		1,129,006
*	Fidelity Low-Priced Stock Fund	3,905	shares		60,917
*	Fidelity Real Estate Fund	690	shares		26,101
*	Fidelity Total International Index Fund	37,761	shares		654,017
*	Fidelity U.S. Bond Index Fund	6,028	shares		63,661
*	Vanguard Explorer Fund	1,058	shares		112,899
*	Vanguard Treasury Money Market	780,312	shares		780,312
*	Vanguard Total International Bond Index Fund	62	shares		1,210
	American Beacon Small Cap Value Fund	1,825	shares		42,644
	American Funds EuroPacific Growth Fund	1,258	shares		76,191
	Dodge and Cox Income Fund	41,264	shares		530,659
	Dodge and Cox Stock Fund	16,785	shares		278,463
	H&W High Yield Fund	2,817	shares		30,006
	Pacific Investment Management Company Real Return Fund	33,419	shares		346,558

	Common Collective Trust Fund:
*	Fidelity Managed Income Portfolio II Fund (Note 3)	92,276	units		92,276

*	Participant loans: 5.25% to 10.50% maturing 03/02/2026 to 07/27/2039				184,264
					$11,256,849

*Indicates a party-in-interest to the Plan.

**Column (d), cost information, is not applicable because all the investments are participant-directed.